GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

22       GENERAL AND ADMINISTRATIVE EXPENSES

	2025	2024	2023
Salaries, wages, benefits and bonus	(18,837)	(13,643)	(10,548)
Professional and consulting fees	(14,464)	(7,780)	(5,984)
Legal, filing, listing and transfer agent fees	(1,173)	(709)	(541)
Insurance	(2,060)	(1,113)	(1,306)
Directors' fees	(1,915)	(640)	(408)
Travel expenses	(1,098)	(803)	(628)
Share-based payment expense (Note 19c)	(2,201)	(186)	(287)
Depreciation and amortization	(229)	(885)	(266)
Care and maintenance	(875)	(1,362)	(2,181)
Other	(7,200)	(6,152)	(5,062)
Total	(50,052)	(33,273)	(27,211)

”Other” includes contingencies and general expenses, such as energy, software and licenses and membership and subscriptions expenses.